STOCKHOLDERS’ EQUITY - Narrative (Details)			1 Months Ended	3 Months Ended
	May 30, 2024 right $ / shares shares	May 29, 2024 $ / shares shares	Aug. 31, 2023 $ / shares shares	Jun. 30, 2024 shares	Dec. 31, 2024 tranche $ / shares shares	Dec. 31, 2023 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized (in shares)		120,000,000			120,000,000	120,000,000
Preferred stock, shares authorized (in shares)		15,000,000			15,000,000	15,000,000
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.0001			$ 0.0001	$ 0.0001
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001			$ 0.0001	$ 0.0001
Common stock, shares outstanding (in shares)	14,475,904				14,475,904	47,369,511
Exchange ratio	4
Common stock, shares issued (in shares)		13,316,140			14,475,904	47,369,511
Ownership percentage (as a percent)	8.00%
Stock available for distributions (in shares)	1,157,926	1,157,926
Sale of stock, shares issued/sold (in shares)		1,838
Issuance of shares in conversion of convertible securities (in shares)				2,746,454
Sale of stock, right per share, contingency | right	1
Contingent payment in cash (in dollars per share) | $ / shares	$ 5.00
Purchase price (in shares)					991,849
Cancelled, threshold exercise price (in dollars per share) | $ / shares	35.00
Shares of common stock issuable upon exercise of warrants, outstanding (in shares)					0
2020 Loan Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of tranches | tranche					2
Warrants, Pre-Funded
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of stock, price per share (in dollars per share) | $ / shares	$ 30.00
Warrants exercised (in shares)				2,747,245
July 15, 2030
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock issuable upon exercise of warrants (in shares)					7,354
Warrant price (in dollars per share) | $ / shares					$ 17.00
February 18, 2032
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock issuable upon exercise of warrants (in shares)					40,000
Warrant price (in dollars per share) | $ / shares					$ 45.00
Private Placement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of stock, shares issued/sold (in shares)			3,621,314
Sale of stock, price per share (in dollars per share) | $ / shares			$ 19.35
Private Placement | Warrants, Pre-Funded
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock issuable upon exercise of warrants (in shares)			6,714,636
Purchase price (in dollars per share) | $ / shares			$ 19.3499
Warrant price (in dollars per share) | $ / shares			$ 0.0001		$ 0.0001